Citigroup Commercial Mortgage T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
September 2023
P
ARTIES TO THE TRANSACTION
D
A
TES
ADMINISTR
A
TOR
T
ABLE OF CONTENTS
Chicago, IL 60603
Name:
Edward Przybycien
Title:
Account Administrator
Address:
190 S. LaSalle St. 7th Fl.
Phone:
312-332-7535
Email:
Edward.Przybycien@usbank.com
Website:
https://pivot.usbank.com/
Mortgage Loan Seller:
Cantor Commercial Real Estate Lending, L.P.
Mortgage Loan Seller:
Citigroup Global Markets Realty Corp.
Mortgage Loan Seller:
Goldman Sachs Mortgage Company
Mortgage Loan Seller:
MC-Five Mile Commercial Mortgage Finance LLC
Mortgage Loan Seller:
RAIT Funding, LLC
Mortgage Loan Seller:
Redwood Commercial Mortgage Corporation
Depositor:
Citigroup Commercial Mortgage Securities Inc.
Trustee:
U.S. Bank
Certificate Administrator:
U.S. Bank
Custodian:
U.S. Bank
Master Servicer:
Wells Fargo Bank, National Association
Special Servicer:
LNR Partners, LLC
Operating Advisor:
Park Bridge Lender Services LLC
Payment
Date:
Prior
Payment:
Next
Payment:
Record Date:
Determination Date:
Sep
12,
2023
Aug
1
1,
2023
Oct
13,
2023
Aug
31,
2023
Sep 6, 2023
First Payment Date:
Closing Date:
Rated Final Distribution Date:
Jun 12, 2014
May 22, 2014
May 10, 2047
* This report contains, or is based on, information furnished to U.S.
Bank Global Corporate Trust ("U.S. Bank") by one or more third parties (e.g. Servicers, Master Servicer, etc.), and U.S. Bank
has not independently verified information received from any such third party.
Payment Detail
Page
1
Payment Detail (Exchange Certificates) Page
2
Factor Detail
Page
3
Principal Detail Page
4
Interest Detail
Page
5
Reconciliation of Funds
Page
6
Additional Reconciliation Detail
Page
7
Interest Adjustment Reconciliation
Page
8
Appraisal Reduction Report Page
9
Loan Level Detail Page
10
Historical Loan Modification Report Page
12
REO Status Report Page
13
REO Additional Detail Page
14
Material Breaches and Document Defects
Page
15
Mortgage Loan Characteristics
Page
16
Bond/Collateral Realized Loss Reconciliation
Page
20
Historical Delinquency & Liquidation (Stated)
Page
21
Delinquency Summary Report Page
22
Historical Liquidation Loss Loan Detail
Page
23
Additional Loan Detail Page
24
Investor Notice Page
25

Effective
Exchangeable
Pass-Through
Original
Beginning
Principal
Interest
Total
Realized
Ending
Percent
Class
Rate
Outstanding
A-1
1.242000%
A-2
2.904000%
Balance
52,329,000.00
63,220,000.00
Balance
0.00
0.00
Distribution
0.00
0.00
Distribution
0.00
0.00
Distribution
0.00
0.00
Loss
0.00
0.00
Balance
0.00
0.00
A-3
3.493000%
9,600,000.00
0.00
0.00
0.00
0.00
0.00
0.00
A-4
3.575000%
240,000,000.00
72,521,592.14
0.00
216,053.91
216,053.91
0.00
72,521,592.14
A-5
3.855000%
291,371,000.00
291,371,000.00
0.00
936,029.34
936,029.34
0.00
291,371,000.00
A-AB
3.477000%
71,630,000.00
8,281,608.24
966,210.80
23,995.96
990,206.76
0.00
7,315,397.44
X-A
1.280854%
786,663,000.00
430,687,200.38
0.00
459,706.35
459,706.35
0.00
429,720,989.58
X-B
0.598917%
115,723,000.00
115,723,000.00
0.00
57,757.09
57,757.09
0.00
115,723,000.00
X-C
1.516670%
24,705,000.00
24,705,000.00
0.00
31,224.44
31,224.44
0.00
24,705,000.00
X-D
1.516670%
62,413,547.00
46,223,845.00
0.00
58,421.93
58,421.93
0.00
46,223,845.00
A-S
4.026000%
58,513,000.00
58,513,000.00
0.00
196,311.12
196,311.12
0.00
58,513,000.00
100.00%
100.00%
100.00%
B 4.328000%
C 4.780000%
D
5.104670%
70,214,000.00
45,509,000.00
50,711,000.00
70,214,000.00
45,509,000.00
50,711,000.00
0.00
0.00
0.00
253,238.49
181,277.52
215,719.10
253,238.49
181,277.52
215,719.10
0.00
0.00
0.00
70,214,000.00
45,509,000.00
50,711,000.00
E
3.588000%
24,705,000.00
24,705,000.00
0.00
73,867.95
73,867.95
0.00
24,705,000.00
F
3.588000%
G
3.588000%
R
N/A
13,003,000.00
49,410,547.00
0.00
13,003,000.00
33,220,845.00
0.00
0.00
0.00
0.00
38,878.97
98,601.25
0.00
38,878.97
98,601.25
0.00
0.00
0.00
0.00
13,003,000.00
33,220,845.00
0.00
PEZ
N/A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
S
N/A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
1,040,215,547.00
668,050,045.38
966,210.80
2,841,083.41
3,807,294.21
0.00
667,083,834.58
PA
YMENT DE
T
AIL
Citigroup Commercial Mortgage T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
September 2023

Pass-Through
Original
Beginning
Principal
Interest
Total
Realized
Ending
Percent
Class
Rate
A-S
4.026000%
B
4.328000%
Balance
58,513,000.00
70,214,000.00
Balance
58,513,000.00
70,214,000.00
Distribution
0.00
0.00
Distribution
0.00
0.00
Distribution
0.00
0.00
Loss
0.00
0.00
Balance
58,513,000.00
70,214,000.00
Exchanged
0.00%
0.00%
C
4.780000%
45,509,000.00
45,509,000.00
0.00
0.00
0.00
0.00
45,509,000.00
0.00%
PEZ
N/A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
174,236,000.00
174,236,000.00
0.00
0.00
0.00
0.00
174,236,000.00
PA
YMENT DE
T
AIL (EXCHANGE CERTIFIC
A
TES)
Citigroup Commercial Mortgage T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
September 2023

Beginning
Principal
Interest
Total
Realized
Ending
Class
Cusip
A-1
17322MAS5
A-2
17322MAT3
Balance
0.00000000
0.00000000
Distribution
0.00000000
0.00000000
Distribution
0.00000000
0.00000000
Distribution
0.00000000
0.00000000
Loss
0.00000000
0.00000000
Balance
0.00000000
0.00000000
A-3
17322MAU0
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
A-4
17322MAV8
302.17330058
0.00000000
0.90022462
0.90022462
0.00000000
302.17330058
A-5
17322MAW6
1000.00000000
0.00000000
3.21250000
3.21250000
0.00000000
1000.00000000
A-AB
17322MAX4
115.61647690
13.48891247
0.33499874
13.82391121
0.00000000
102.12756443
X-A
17322MBB1
547.48628114
0.00000000
0.58437520
0.58437520
0.00000000
546.25804135
X-B
17322MBC9
1000.00000000
0.00000000
0.49909776
0.49909776
0.00000000
1000.00000000
X-C
17322MAJ5
1000.00000000
0.00000000
1.26389162
1.26389162
0.00000000
1000.00000000
X-D
17322MAL0
740.60596172
0.00000000
0.93604567
0.93604567
0.00000000
740.60596172
A-S
17322MAY2
1000.00000000
0.00000000
3.35500000
3.35500000
0.00000000
1000.00000000
B
17322MAZ9
C 17322MBA3
D
17322MAA4
1000.00000000
1000.00000000
1000.00000000
0.00000000
0.00000000
0.00000000
3.60666667
3.98333333
4.25389162
3.60666667
3.98333333
4.25389162
0.00000000
0.00000000
0.00000000
1000.00000000
1000.00000000
1000.00000000
E
17322MAC0
1000.00000000
0.00000000
2.99000000
2.99000000
0.00000000
1000.00000000
F
17322MAE6
G
17322MAG1
R
17322MAN6
1000.00000000
672.34319426
0.00000000
0.00000000
0.00000000
0.00000000
2.99000000
1.99555060
0.00000000
2.99000000
1.99555060
0.00000000
0.00000000
0.00000000
0.00000000
1000.00000000
672.34319426
0.00000000
PEZ
17322MBD7
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
S
17322MAQ9
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
F
ACTOR DE
T
AIL
Citigroup Commercial Mortgage T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
September 2023

Operating
Cumulative
Beginning
Scheduled
Unscheduled
Realized
Advisor
Ending
Realized
Class
A-1
A-2
Balance
0.00
0.00
Principal
0.00
0.00
Principal
0.00
0.00
Loss
0.00
0.00
Expenses
0.00
0.00
Balance
0.00
0.00
Loss
0.00
0.00
A-3
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-4
72,521,592.14
0.00
0.00
0.00
0.00
72,521,592.14
0.00
A-5
291,371,000.00
0.00
0.00
0.00
0.00
291,371,000.00
0.00
A-AB
8,281,608.24
966,210.80
0.00
0.00
0.00
7,315,397.44
0.00
A-S
58,513,000.00
0.00
0.00
0.00
0.00
58,513,000.00
0.00
B
70,214,000.00
0.00
0.00
0.00
0.00
70,214,000.00
0.00
C
45,509,000.00
0.00
0.00
0.00
0.00
45,509,000.00
0.00
D
50,711,000.00
0.00
0.00
0.00
0.00
50,711,000.00
0.00
E
24,705,000.00
0.00
0.00
0.00
0.00
24,705,000.00
0.00
F
G
PEZ
13,003,000.00
33,220,845.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
13,003,000.00
33,220,845.00
0.00
0.00
16,189,702.00
0.00
Totals:
668,050,045.38
966,210.80
0.00
0.00
0.00
667,083,834.58
16,189,702.00
PRINCI
P
AL DE
T
AIL
Citigroup Commercial Mortgage T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
September 2023

Accrued
Net Prepay
Current
Yield
Total Interest
Cumulative
Certificate
Interest
Interest
Interest
Maintenance
Distribution
Unpaid Interest
Class
Interest
A-1
0.00
A-2
0.00
Shortfall
0.00
0.00
Adjustment
0.00
0.00
Shortfalls
0.00
0.00
Charges
0.00
0.00
Amount
0.00
0.00
Shortfall
0.00
0.00
A-3
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-4
216,053.91
0.00
0.00
0.00
0.00
216,053.91
0.00
A-5
936,029.34
0.00
0.00
0.00
0.00
936,029.34
0.00
A-AB
23,995.96
0.00
0.00
0.00
0.00
23,995.96
0.00
X-A
459,706.35
0.00
0.00
0.00
0.00
459,706.35
0.00
X-B
57,757.09
0.00
0.00
0.00
0.00
57,757.09
0.00
X-C
31,224.44
0.00
0.00
0.00
0.00
31,224.44
0.00
X-D
58,421.93
0.00
0.00
0.00
0.00
58,421.93
0.00
A-S
196,311.12
0.00
0.00
0.00
0.00
196,311.12
0.00
B
253,238.49
C
181,277.52
D
215,719.10
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
253,238.49
181,277.52
215,719.10
0.00
0.00
0.00
E
73,867.95
0.00
0.00
0.00
0.00
73,867.95
0.00
F 38,878.97
G
99,330.33
R
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
729.08
0.00
0.00
0.00
0.00
38,878.97
98,601.25
0.00
0.00
310,596.28
0.00
PEZ
0.00
0.00
0.00
0.00
0.00
0.00
0.00
S
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
2,841,812.49
0.00
0.00
729.08
0.00
2,841,083.41
310,596.28
INTEREST DE
T
AIL
Citigroup Commercial Mortgage T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
September 2023

Interest
Fees
Scheduled Interest
2,854,789.19
Master Servicing Fee
8,860.44
Interest Adjustments
0.00
Trustee/Certificate Administrator Fees
920.42
Deferred Interest
0.00
Operating Advisor Fee
719.08
Net Prepayment Shortfall
0.00
Total Special Servicing Fees Collected:
729.08
Net Prepayment Interest Excess
0.00
Workout Fee
729.08
Interest Reserve (Deposit)/Withdrawal
0.00
Liquidation Fee
0.00
Interest Collections
2,854,789.19
Special Serv Fee plus Adj.
0.00
CREFC Intellectual Property
Royalty License Fee
287.61
CCRE Strip
2,189.15
Principal
Miscellaneous Fee
0.00
Scheduled Principal
966,210.80
Fee Distributions
13,705.78
Additional Trust Fund Expenses
Unscheduled Principal
Principal Adjustments
Principal Collections
0.00
0.00
966,210.80
Reimbursed for Interest on Advances
0.00
Net ASER Amount
0.00
Other
Non-Recoverable Advances
Other Expenses or Shortfalls
Additional Trust Fund Expenses
0.00
0.00
0.00
Payments to Certificateholders
Yield Maintenance
Prepayment Premium
Other Collections
0.00
0.00
0.00
Interest Distribution
2,841,083.41
Principal Distribution
Yield Maintenance
966,210.80
0.00
Prepayment Premium
0.00
Payments to Certificateholders
3,807,294.21
Total Collections
3,820,999.99
Total Distribution
3,820,999.99
Funds Collection
Funds Distribution
RECONCILI
A
TION OF FUNDS
Citigroup Commercial Mortgage T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
September 2023

Stated Principal Balance
P&I Advances:
Beginning
Ending
668,050,045.38
667,083,834.58
P & I Advances
Miscellaneous Advances
Total
Not Provided
Not Provided
Outstanding P & I Advances
66,759.43
Ending pool Factor
0.641294
Ending Loan Count
52
Disclosable Special Servicer Fees
Commission
0.00
Brokerage Fee
0.00
Weighted Average Remaining Term to Maturity
7
Rebate
0.00
Shared Fee
0.00
Other
0.00
Weighted Average Mortgage Rate
5.1279796%
Controlling Class:
G
(Withdraw)/Dep
End Balance
Excess Liquidation Proceeds Account
Beg Balance
0.00
0.00
0.00
Controlling Class Representative:
400 Capital Management LLC
CCRE Strip for the Distribution Date
2,189.15
ADDITIONAL RECONCILI
A
TION DE
T
AIL
Citigroup Commercial Mortgage T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
September 2023

INTEREST ADJUSTMENT RECONCILI
A
TION
Citigroup Commercial Mortgage T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
September 2023
Special
Servicing Fee
Amount plus
Adjustments
Liquidation
Fee Amount
Workout Fee
Amount
Most Recent
Net ASER
Amount
Prepayment
Interest
(Excess)/
Shortfall *
Non-
Recoverable
(Scheduled
Interest Not
Advanced)**
Reimbursed
Interest on
Advances
Modified
Interest Rate
Reduction/
(Excess)
Current Month
Outstanding
Other
Shortfalls/
(Refunds)
Current Ending
Scheduled
Loan ID
Balance
Reimbursement of
Advances to Servicer
0.00
729.08
0.00
0.00
10,821,421.63
0.00
0.00
0.00
0.00
0.00
0.00
0.00
25
Count:
Totals:
1
10,821,421.63
0.00
0.00
729.08
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Total Interest Shortfall hitting the Trust:
729.08
*
T
otal shortfall may not match impact to bonds due to, but not limited to, the net effect of PPIE and Master Servicing fees received as per the governing documents.
**In some cases, the Servicer does not withhold their Servicing Fees on Non-Recoverable loans.

APPRAISAL REDUCTION REPORT
Citigroup Commercial Mortgage T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
September 2023
Paid Through
Loan ID
Property Name
Date
ARA (Appraisal
Reduction Amount)
ARA Date
Most Recent
Most Recent Value
Valuation Date
Most Recent Net
ASER Amount
Cumulative ASER
Amount
Count:
Totals:

LOAN LEVEL DE
T
AIL
Citigroup Commercial Mortgage T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
September 2023
Property
Transfer
Maturity
Neg
End Schedule
Note
Sched
Prepay
Prepay
Paid
Prepay
Loan
Interest
Yield Maint
PFY
Operating
Loan ID
Type
Date
Stat Date
Am
Balance
Rate P&I Adj
Date
Thru
Premium
Status **
Payment Charges
DSCR
Stmnt
1
Retail
ME
04/03/24
N
125,000,000.00
4.660
501,597.22
0.00
09/03/23
0.00
0
501,597.22
0.00
1.48
12/31/22 2
Other
XX
01/06/24
05/14/18
12/31/22
12/31/22
12/31/22
3
Mixed Use
4
Multifamily
5 Self Storage
6
Multifamily
7
Office
8
Retail
9
Retail
10
Industrial
1
1
Office
12
Office
OH
12/01/23
N
NY
04/06/44
N
XX
04/06/34
N
MI
02/06/24
N
TN
01/06/24
N
WI
04/01/24
N
NJ
05/06/24
N
NY
04/05/24
N
TN
04/06/24
N
NC
03/06/24
N
253,648.22
0.00
188,066.67
0.00
210,107.99
0.00
181,317.54
0.00
165,1
15.81
0.00
135,843.52
0.00
121,121.90
0.00
105,516.50
0.00
105,625.90
0.00
95,910.71
0.00
09/01/23
09/06/23
09/06/23
09/06/23
09/06/23
09/01/23
09/06/23
09/05/23
09/06/23
09/06/23
0.00
0
173,190.37
0.00
0
188,066.67
0.00
0
137,881.91
0.00
0
133,828.06
0.00
0
108,283.47
0.00
0 96,254.31
0.00
0 83,017.69
0.00
0 69,754.83
0.00
0 73,395.01
0.00
0
65,608.09
40,144,401.87
5.000
45,500,000.00
4.800
33,216,948.64
4.810
32,062,682.1
1
4.840
24,660,327.15
5.088
20,283,900.70
5.500
20,307,498.29
4.739
16,597,832.96
4.870
16,019,166.33
5.310
14,669,685.37
5.183
0.00
1.33
0.00
1.66
0.00
3.99
0.00
0.00
0.00
0.00
0.00
1.21
0.00
0.87
0.00
1.71
0.00
1.46
0.00
1.41
12/31/22
12/31/22
12/31/22
12/31/22
12/31/22
13
Retail
GA
03/06/24
10/10/19
14
Retail
NJ
03/06/24
04/29/21
15
Multifamily
16
Industrial
17
Multifamily
NC
01/06/24
N
XX
02/06/24
N
TX
05/06/24
N
87,018.78
0.00
89,146.33
0.00
84,527.70
0.00
09/06/23
09/06/23
09/06/23
0.00
0 63,957.15
0.00
0 61,891.59
0.00
0
55,941.91
15,400,637.44 4.816
13,528,780.78 5.302
13,338,656.65
4.860
0.00
0.00
0.00
0.00
0.00
1.68
12/31/22
18
Multifamily
TX
04/06/24
01/16/19
19
Multifamily
MI
04/06/19
02/21/19
20
Mixed Use
NC
05/06/24
N
13,072,1
14.40
5.060
82,155.17
0.00
09/06/23
0.00
0
57,067.42
0.00
1.72
12/31/22
21
Office
TX
05/06/19
02/06/19
22
Multifamily
NY
05/06/24
N
12,971,51
1.81
4.800
76,076.48
0.00
09/06/23
0.00
0
53,708.04
0.00
1.16
12/31/22
23
Office
KY
04/05/24
05/20/22
24
Multifamily
NC
01/06/24
N
68,365.47
0.00
09/06/23
0.00
0
50,979.02
1
1,929,227.37
4.956
0.00
0.00
25
Retail
06/1
1/20
CA
05/06/24
N
72,908.03
0.00
09/06/23
0.00
0
52,282.76
10,821,421.63
5.600
0.00
1.84
12/31/21
26
Office
CA
04/06/24
07/24/18
27
Lodging
XX
04/06/24
N
66,982.26
0.00
08/06/23
0.00
A
39,522.28
8,598,143.96
5.321
0.00
1.33
12/31/22
28
Mixed Use
GA
04/06/24
N
57,445.83
0.00
09/06/23
0.00
0
40,747.20
9,721,793.42
4.859
0.00
1.86
12/31/22
29
Industrial
NC
03/06/21
01/06/21
30
Industrial
CO
04/06/24
10/21/22
31
Lodging
SC
01/06/24
N
8,953,1
12.54
5.150
58,257.71
0.00
09/06/23
0.00
0
39,782.64
0.00
0.00
32
Retail
TX
04/06/24
12/31/21
33
Office
TX
05/06/19
02/06/19
34
Retail
35
Lodging
36
Lodging
NJ
04/06/24
N
NC
01/06/24
N
NC
01/06/24
N
56,367.69
0.00
55,090.94
0.00
55,090.94
0.00
09/06/23
09/06/23
09/06/23
0.00
0 38,579.46
0.00
0 37,620.13
0.00
0
37,620.13
8,647,967.04 5.170
8,466,438.63 5.150
8,466,438.63
5.150
0.00
1.48
12/31/22
0.00
0.00
0.00
0.00
37
Retail
FL
05/06/19
02/06/19
38
Office
CT
04/06/24
12/21/18
39
Lodging
40
Multifamily
41
Retail
NC
01/06/24
N
TX
01/06/24
N
UT
05/06/24
N
49,958.58
0.00
51,723.87
0.00
47,210.73
0.00
09/06/23
09/06/23
09/06/23
0.00
0
34,
1
15.38
0.00
0 37,048.53
0.00
0
31,840.08
7,677,692.44 5.150
7,654,505.40 5.610
7,351,016.69
5.020
0.00
0.00
0.00
0.00
0.00
1.55
12/31/22

LOAN LEVEL DE
T
AIL
Citigroup Commercial Mortgage T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
September 2023
Property
Transfer
Maturity
Neg
End Schedule
Note
Sched
Prepay
Prepay
Paid
Prepay
Loan
Interest
Yield Maint
PFY
Operating
Loan ID
Type
Date
Stat Date
Am
Balance
Rate P&I Adj
Date
Thru
Premium
Status **
Payment Charges
DSCR
Stmnt
12/31/22
12/31/22
12/31/22
42
Mixed Use
43 Self Storage
44
Mixed Use
45
Multifamily
46 Self Storage
47
Retail
48
Multifamily
05/10/21
XX
CA
LA
12/06/19
WI
AZ
IN
MI
04/06/24
N
02/06/24
N
04/06/24
N
01/01/24
N
12/06/23
N
04/06/24
N
05/06/24
N
47,239.64
0.00
34,800.94
0.00
44,262.58
0.00
43,013.66
0.00
41,325.85
0.00
37,792.63
0.00
35,152.58
0.00
09/06/23
09/06/23
09/06/23
09/01/23
09/06/23
09/06/23
09/06/23
0.00
0
33,470.68
0.00
0
34,800.94
0.00
0
31,519.55
0.00
0
31,845.62
0.00
0
27,738.29
0.00
0
25,059.47
0.00
0
23,094.23
7,683,097.12
5.050
8,350,000.00
4.840
7,315,255.68
4.995
7,234,522.95
5.104
6,431,431.98
4.998
5,932,377.88
4.895
5,575,254.45
4.800
0.00
0.94
0.00
0.00
0.00
1.86
0.00
0.00
0.00
0.00
0.00
1.73
0.00
2.26
12/31/22
49
Retail
WI
04/06/19
04/19/19
50
Retail
NC
1
1/01/23
N
5,524,763.66
5.261
35,462.84
0.00
09/01/23
0.00
0
25,075.92
0.00
0.00
51 Self Storage
NV
04/06/19
02/06/19
52
Industrial
53
Retail
54
Multifamily
NJ
05/06/24
N
GA
04/06/24
N
MI
05/06/24
N
36,1
14.33
0.00
31,770.71
0.00
36,154.40
0.00
09/06/23
09/06/23
09/06/23
0.00
0 21,313.00
0.00
0 21,028.40
0.00
0
21,867.59
4,659,529.64 5.295
4,993,372.56 4.880
4,602,916.71
5.500
0.00
2.09
0.00
0.54
0.00
1.75
12/31/22
12/31/22
12/31/22
55
Multifamily
TX
05/06/24
02/25/20
12/31/22
12/31/22
56
Self Storage
57
Retail
58
Retail
59
Self Storage
XX
04/06/24
N
IL
03/06/24
N
NV
01/06/24
N
CA
02/06/24
N
24,347.28
0.00
24,709.99
0.00
22,864.39
0.00
16,983.69
0.00
09/06/23
09/06/23
09/06/23
09/06/23
0.00
0
16,820.59
0.00
0
18,135.96
0.00
0
15,964.50
0.00
0
16,983.69
3,875,890.45
5.030
4,043,641.46
5.200
3,763,956.74
4.917
4,075,000.00
4.840
0.00
3.81
0.00
1.68
0.00
0.00
0.00
0.00
60
Multifamily
MI
04/06/24
08/26/21
12/31/22
12/31/22
61
62
63
64
65
66
67
68
69
70
Retail
Industrial
Mobile Home
Office
Office
Self Storage
Retail
Self Storage
Multifamily
Retail
NC
04/06/24
N
NV
04/06/24
N
XX
02/06/24
N
FL
02/06/24
N
TX
05/01/24
N
TX
03/06/24
N
WV
01/01/24
N
MI
01/06/24
N
TX
01/06/24
N
FL
03/01/24
N
3,352,378.51
3,336,559.80
2,963,160.94
3,174,268.00
3,071,497.81
3,028,436.97
2,971,977.52
2,544,171.54
2,364,514.46
1,153,955.50
09/06/23
09/06/23
09/06/23
09/06/23
09/01/23
09/06/23
09/01/23
09/06/23
09/06/23
09/01/23
0.00
0
14,782.03
0.00
0
14,265.29
0.00
0
13,873.05
0.00
0
15,102.67
0.00
0
13,702.06
0.00
0
12,675.43
0.00
0
13,616.71
0.00
0
12,094.91
0.00
0
10,553.43
0.00
0 5,823.83
5.
1
10
21,742.58
0.00
4.955
21,361.77
0.00
5.420
23,154.13
0.00
5.515
21,283.56
0.00
5.170
19,974.96
0.00
4.850
19,260.75
0.00
5.310
19,596.38
0.00
5.510
17,052.50
0.00
5.173
15,415.16
0.00
5.850
7,964.20
0.00
0.00
1.59
0.00
3.03
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
1.81
12/31/22
667,083,834.58
3,820,999.99
0.00
Totals:
Count:
70
0.00
2,854,789.19
0.00
** Loan Status:
A = Payment not received but still in grace period; B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent; 2 = 60-89 Days Delinquent; 3
= 90-120 Days Delinquent;
4 = Performing Matured Balloon;
5 = Non-Performing Matured Balloon; 6 = 121+ Days Delinquent; R = Repurchased.
* If State field is blank or ’XX’, loan has properties in multiple states.

HISTORICAL LOAN MODIFIC
A
TION REPORT
Citigroup Commercial Mortgage T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
September 2023
Ending
Scheduled
Loan ID
Balance
Comments
Ending
Unpaid
Balance
1
125,000,000.00
Servicer provided no comment
125,000,000.00
25
10,821,421.63
Please see Loan Modification Report for details
10,821,421.63
27
8,598,143.96
Servicer provided no comment
8,625,603.94
31
8,953,1
12.54
Servicer provided no comment
8,953,1
12.54
35
8,466,438.63
Servicer provided no comment
8,466,438.63
36
8,466,438.63
Servicer provided no comment
8,466,438.63
39
7,677,692.44
Servicer provided no comment
7,677,692.44
45
7,234,522.95
Servicer provided no comment
7,234,522.95

REO S
TA
TUS REPORT
Citigroup Commercial Mortgage T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
September 2023
Date Asset
Expected to
be Resolved
or Foreclosed
Ending
Loan ID
State
City
Property Type
Book Value
Scheduled Loan
REO Date
REO Revenue
and Other
Amounts
Type *
Appraisal
Total Exposure
Appraisal Value
Date
Count:
Totals:
(*) Legend: (1) Partial Liq’n (Curtailment), (2) Payoff Prior T
o Maturity, (3) Disposition / Liquidation, (4) Repurchase/ Substitution, (5) Full Payof
f
At Maturity, (6) DPO, (7) Liquidated, (8) Payoff w/ penalty, (9)
Payoff w/ yield Maintenance, (10) Curtailment w/ Penalty, (11) Curtailment w/ Yield Maintenance

ADDITIONAL RECONCILI
A
TION DE
T
AIL
Citigroup Commercial Mortgage T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
September 2023
REO Property with Final Recovery Determination
Liq Proceeds and
Loan ID
other Amts Rec’d
Liq Proceeds and
other Amt Allocated
to Certs
Loss on Mortgage Loans

M
A
TERIAL BREACHES AND DOCUMENT DEFECTS
Citigroup Commercial Mortgage T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
September 2023
Ending Principal
Loan ID
Balance
Material Breach Date
Date Received Notice
Description
Count:
Totals:

MORTGAGE LOAN CHARACTERISTICS
Citigroup Commercial Mortgage T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
September 2023
Count
0M
to
4.9M
17
5M
to
9.9M
17
10M
to
14.9M
7
15M
to
19.9M
3
20M
to
24.9M
3
30M
to
34.9M
2
40M
to
44.9M
1
45M
to
49.9M
1
125M
to
129.9M
1
Balance ($)
%
$57,975,228.61
8.69%
$129,583,812.47
19.43%
$90,331,398.01
13.54%
$48,017,636.73
7.20%
$65,251,726.14
9.78%
$65,279,630.75
9.79%
$40,144,401.87
6.02%
$45,500,000.00
6.82%
$125,000,000.00
18.74%
4
8
12
16
Remaining Principal Balance
20
Total
52
$667,083,834.58
100.00%
0
5M
to
9.9M
20M
to
24.9M
45M
to
49.9M
15M
to
19.9M
125M
to
129.9M
30M
to
34.9M
10M
to
14.9M
0M
to
4.9M
40M
to
44.9M
4.500%
-
4.740%
4.750%
-
4.990%
5.000%
-
5.240%
5.250%
-
5.490%
5.500% - 5.740%
5.750% - 5.990%
0
5
Total Weighted Average Rate: 4.96%
10
Total
52
$667,083,834.58
100.00%
15
6
$49,081,183.98
7.36%
20
1
$1,153,955.50
0.17%
17
$173,734,737.52
26.04%
25
7
$54,265,522.83
8.13%
35
Count
Balance ($)
%
2
$145,307,498.29
21.78%
30
19
$243,540,936.46
36.51%
Gross Rate
40
4.500% -
4.740%
4.750% -
4.990%
5.000% -
5.240%
5.250% -
5.490%
5.500% -
5.740%
5.750% -
5.990%

MORTGAGE LOAN CHARACTERISTICS
Citigroup Commercial Mortgage T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
September 2023
Count
Balance ($)
%
MAINE
NORTH CAROLINA
NEW YORK
VARIOUS
MICHIGAN
TENNESSEE
OHIO
NEW JERSEY
TEXAS
WISCONSIN
CALIFORNIA
GEORGIA
SOUTH CAROLINA
UTAH
LOUISIANA
NEV
ADA
ARIZONA
INDIANA
FLORIDA
ILLINOIS
WEST VIRGINIA
1
$125,000,000.00
18.74%
9
$88,559,376.45
13.28%
3
$75,069,344.77
1
1.25%
6
$69,866,021.89
10.47%
4
$44,785,024.81
6.71%
2
$40,679,493.48
6.10%
1
$40,144,401.87
6.02%
3
$33,614,994.97
5.04%
5
$29,457,6
1
1.29
4.42%
2
$27,518,423.65
4.13%
3
$23,246,421.63
3.48%
2
$14,715,165.98
2.21%
1
$8,953,
1
12.54
1.34%
1
$7,351,016.69
1.10%
1
$7,315,255.68
1.10%
2
$7,100,516.54
1.06%
1
$6,431,431.98
0.96%
1
$5,932,377.88
0.89%
2
$4,328,223.50
0.65%
1
$4,043,641.46
0.61%
1
$2,971,977.52
0.45%
Total
52
$667,083,834.58
100.00%
Geographic Distribution by State
4
8
12
16
20
0
MAINE
NORTH CAROLINA
NEW YORK
VARIOUS
MICHIGAN
TENNESSEE
OHIO
NEW JERSEY
TEXAS
WISCONSIN
CALIFORNIA
GEORGIA
SOUTH CAROLINA
UTAH
LOUISIANA
NEVADA
ARIZONA
INDIANA
FLORIDA
ILLINOIS
WEST VIRGINIA
Count
Balance ($)
%
Industrial
Lodging
Mixed Use
Mobile
Home
Park
Multifamily
4
$38,122,703.18
5.71%
5
$42,161,826.20
6.32%
5
$77,936,662.49
1
1.68%
1
$2,963,160.94
0.44%
1
1
$158,634,429.35
23.78%
Office
5
$61,594,944.66
9.23%
Retail
14
$224,148,228.18
33.60%
Self Storage
Total
Property
T
ype
Industrial
5.7
Lodging
6.3
Mixed Use
11.7
Mobile Home Park
0.4
Multifamily
23.8
7
$61,521,879.58
9.22%
Office
52
$667,083,834.58
100.00%
9.2
Retail
33.6
Self Storage
9.2
Industrial
5.7%
Lodging
6.3%
Mixed Use
11.7%
Mobile Home Park
0.4%
Multifamily
23.8%
Office
9.2%
Retail 33.6% Self
Storage
9.2%
Total:
100.0%

MORTGAGE LOAN CHARACTERISTICS
Citigroup Commercial Mortgage T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
September 2023
111 -
113
114 -
116
117 -
119
Months
Total Weighted Average Seasoning:
113
20
Total
52
$667,083,834.58
100.00%
40
Count
Balance ($)
%
80
46
$598,518,949.75
89.72%
5
$28,420,482.96
4.26%
60
1
$40,144,401.87
6.02%
Seasoning
100
0
111 -
113
114 -
116
117 -
119
3 -
5
2
6 -
8
50
Total
52
Months
Count
20
Total Weighted Average Remaining Months:
7
40
$45,669,165.53
6.85%
$621,414,669.05
93.15%
60
$667,083,834.58
100.00%
Balance ($)
%
80
Remaining
T
erm to Maturity
100
0
3 -
5
6 -
8

0.500 - 0.990
1.000 - 1.490
1.500 - 1.990
2.000 - 2.490
3.500 - 3.990
4.000 - 4.490
MORTGAGE LOAN CHARACTERISTICS
Citigroup Commercial Mortgage T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
September 2023
Count
0.000 - 0.490
23
0.500 - 0.990
1
1.000 - 1.490
1
1
1.500 - 1.990
1
1
2.000 - 2.490
3
3.500 - 3.990
2
4.000 - 4.490
1
Total
52
Balance ($)
%
$194,297,545.06
29.13%
$7,683,097.12
1.15%
$303,794,014.86
45.54%
$103,329,738.88
15.49%
$17,550,039.77
2.63%
$7,212,450.25
1.08%
$33,216,948.64
4.98%
$667,083,834.58
100.00%
DSCR
Total Weighted Average DSCR:
1.23
0
5
10
15
20
25
30
35
40
45
50
.
-
.
0 000
0 490
Amortizing Balloon
40.47%
IO Maturity Balloon
27.42%
IO/Amortizing/Balloon
32.11%
Amortizing Balloon
40.47%
IO Maturity Balloon
27.42%
IO/Amortizing/Balloon 32.11%
Total:
100.00%
Amortizing Balloon
IO Maturity Balloon
Count
Balance ($)
%
33
$269,972,276.32
40.47%
4
$182,925,000.00
27.42%
IO/Amortizing/Balloon
15
$214,186,558.26
32.1
1%
Total
52
$667,083,834.58
100.00%
Amortization
T
ype

BOND/COLL
A
TERAL REALIZED LOSS RECONCILI
A
TION
Citigroup Commercial Mortgage T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
September 2023
Beginning
Balance of the
Loan at
Liquidation
Loan ID
Period
Current
Realized Loss
Applied to
Certificates*
Recoveries of
Realized
Losses paid
as Cash
(Recoveries) /
Loss to
Certificate
Interest
Aggregate
Realized Loss
on Loans
Prior Realized
Loss Applied to
Certificates
A
Amounts
Covered by
Overcollateraliz
ation and other
Credit Support
B
Interest
(Shortages) /
Excesses
applied to
Realized Loss
C
Modification
Adjustments /
Appraisal
Reduction
Adjustment
D
Additional
(Recoveries) /
Expenses
applied to
Realized Loss
E
16,345,385.04
8,871,377.33
0.00
0.00
0.00
0.00
13
Nov 2019
0.00
8,871,377.33
0.00
0.00
8,871,538.22
8,871,377.33
0.00
0.00
0.00
13
Feb 2020
160.89
8,871,538.22
0.00
0.00
8,788,237.98
8,871,538.22
0.00
0.00
0.00
13
Mar 2023
(83,300.24)
8,788,237.98
0.00
0.00
15,558,044.87
7,388,405.74
0.00
0.00
0.00
0.00
14
May 2021
0.00
7,388,405.74
0.00
0.00
7,398,616.24
7,388,405.74
0.00
0.00
0.00
14
Jul 2021
10,210.50
7,398,616.24
0.00
0.00
7,401,464.74
7,398,616.24
0.00
0.00
0.00
14
Aug 2021
2,848.50
7,401,464.74
0.00
0.00
Prior Realized Loss Applied to Certificates
Adjustments that are based on principal haircut or future interest foregone due to modification
Description of Fields
A
B
C
D
E
*In the Initial Period the Current Realized Loss Applied to Certificates will equal Aggregate Realized Loss on Loans
- B - C - D
+ E instead of A - C - D +
E
Loan Count:
2
Totals:
16,189,702.72
0.00
0.00
0.00
(70,080.35)
16,189,702.72
0.00
0.00
Reduction to Realized Loss applied to bonds (could represent OC, insurance policies, reserve accounts, etc)
Amounts classified by the Master as interest adjustments from general collections on a loan with a Realized Loss
Realized Loss Adjustments, Supplemental Recoveries or Expenses on a previously liquidated loan

HISTORICAL DELINQUENCY & LIQUID
A
TION SUMMARY (S
TA
TED BALANCE)
Citigroup Commercial Mortgage T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
September 2023
30 Days Delinq
(1)
60 Days Delinq
(1)
90+ Days Delinq
(1)
Bankruptcy
Foreclosure
REO
Prepayments/Liquidation
Month
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Sep 2023
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
Aug 2023
1
5,004,1
14.87
0.7%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
Jul 2023
1
5,014,812.22
0.7%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
Jun 2023
1
5,026,143.28
0.8%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
May 2023
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
Apr 2023
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
Mar 2023
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
Feb 2023
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
Jan 2023
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
Dec 2022
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
Nov 2022
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
8,680,970.65
1.3%
Oct 2022
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
Sep 2022
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
Aug 2022
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
Jul 2022
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
(2) Percentage in relation to Ending Scheduled Balance
(1) Exclusive of loans in Bankruptcy, Foreclosure and REO

Delinquency Summary Report
Citigroup Commercial Mortgage T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
September 2023
Current
52
30 - 59 days
0
60 - 89 days
0
90 - 120 days
0
121 + days
TOTAL
0
52
Bankruptcy
Foreclosure
REO
TOTAL
Delinquent
Loan Count
Sched Bal
Percent
age*
Actual Bal
Loan Count
Sched Bal
Percent
age*
Actual Bal
Loan Count
Sched Bal
Percent
age*
Actual Bal
Loan Count
Sched Bal
Percent
age*
Actual Bal
Loan Count
Sched Bal
Percent
age*
Actual Bal
667,083,834.58
0.00
100.00% 0.00%
667,11
1,294.61
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
52
0
667,083,834.58
0.00
100.00%
0.00%
667,111,294.61
0.00
0.00
0.00
0.00% 0.00%
0.00
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
0
0
0.00
0.00
0.00%
0.00
%
0.00
0.00
0.00
667,083,834.58
0.00%
100.00%
0.00
667,111,294.61
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
0
52
0.00 667,083,834.58
0.00%
100.0
0%
0.00
667,111,294.61
Group 1
Current
Current
100.0%
30
-
59
days
0.0%
60
-
89
days
0.0%
90
-
120
days
0.0%
121
+
days
0.0%
Total:
100.0%
* Percentages are based on scheduled balance as a percent of total pool scheduled balance.

HISTORICAL LIQUID
A
TION LOSS LOAN DE
T
AIL
Citigroup Commercial Mortgage T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
September 2023
Current Beginning
Scheduled Balance
Most Recent Value **
Net Proceeds Received
on Liquidation
Liquidation Expense
Net Proceeds Available
for Distribution
Realized Loss to Trust
Loan ID
Liquidation /
Prepayment
Code *
Liquidation
Month
16,345,385.04
7,500,000.00
7,767,764.58
210,617.52
7,557,147.06
8,788,237.98
13
3
Nov 2019
15,558,044.87
5,275,000.00
9,502,807.54
1,346,227.41
8,156,580.13
7,401,464.74
14
3
May 2021
17,270,572.12
1,556,844.93
15,713,727.19
16,189,702.72
Totals:
Count:
2
31,903,429.91
12,775,000.00
* Liquidation / Prepayment Code:
1 - Partial Liq’n (Curtailment); 2 -
Payoff Prior
T
o Maturity; 3 - Disposition / Liquidation; 4 - Repurchase/ Substitution; 5 -
Full Payoff At Maturity; 6 - DPO; 7 - Liquidated; 8 -
Payoff w/ penalty; 9 - Payoff w/ yield Maintenance; 10 - Curtailment w/ Penalty;
1
1 - Curtailment w/ Yield Maintenance
** Reported as of liquidation period.
If not provided by the servicer,
Most Recent Value is as of cutoff
.

ADDITIONAL LOAN DE
T
AIL
Citigroup Commercial Mortgage T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
September 2023
Rule 15 Ga-1
Repurchase/Replacement
Loan ID
Asset Name
Asset Originator
Ending Balance
Most Recent Appraisal
Status
Specially Serviced Loans That Are Not Delinquent
Count
Balance

Each Certificateholder and Beneficial Owner may access notices on the Certificate Administrator’s
W
ebsite and each Certificateholder and Beneficial
Owner may register to receive email notifications when such notices are posted on the Certificate Administrator’s
W
ebsite; provided that the
Certificate Administrator shall be entitled to reimbursement from the requesting Certificateholders for the reasonable expenses of posting such notices.
INVESTOR NOTICE
Citigroup Commercial Mortgage T
rust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
September 2023